Share-based payments - Schedule of Deferred Share Units (Detail) - Deferred Stock Units [Member]															12 Months Ended
	Dec. 23, 2024	Aug. 12, 2024 shares	Jun. 28, 2024 shares	Jun. 20, 2024	Jun. 14, 2024 shares	May 23, 2024	Mar. 28, 2024	Oct. 11, 2023	May 11, 2023 shares	Aug. 15, 2022	Jul. 31, 2022	Mar. 31, 2022	Feb. 15, 2022	Aug. 09, 2019	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2015 shares	Dec. 31, 2015
Disclosure of terms and conditions of share-based payment arrangement [line items]
Balance, beginning of year															3,552,083	3,264,583	1,925,000
Forfeit							(75,000)								(173,958)	0	0	(141,667)
Cancelled									(250,000)	(506,250)					0	0	(606,250)
Exercised	(5,208)			(125,000)	(62,500)		(50,000)	(62,500)			(37,500)	(37,500)		(50,000)	(82,292)	(25,000)	(166,667)		(1,116,667)
Granted		250,000	56,250	187,500		312,500		87,500	125,000				862,500	125,000	806,250	312,500	2,112,500	1,675,000	1,675,000
Balance, end of year															4,102,083	3,552,083	3,264,583